Pension and Other Post-Retirement Benefits - Estimated pension benefit payments (Details)	Dec. 31, 2021 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	$ 1,216,000
2021	1,310,000
2022	1,461,000
2023	1,633,000
2024	1,643,000
2025 to 2029	7,748,000
Total	15,011,000
Estimated payments in 2019	$ 1,130,000